Redeemable Preferred Shares - Summary of Redeemable Preferred Shares (Details) - 12 months ended Dec. 31, 2023 - Redeemable Preferred Shares ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Class of Stock [Line Items]
Beginning Balance	¥ 0
Issuance	105,726
Accretion	252
Ending Balance	¥ 105,978	$ 14,927